UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-02896

Exact name of registrant as specified in charter:	Dryden High Yield Fund, Inc.

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	12/31/2004

Date of reporting period:	9/30/2004

Item 1.	Schedule of Investments [INSERT REPORT]

Dryden High Yield Fund, Inc.

Schedule of Investments as of September 30, 2004 (Unaudited)

Description	Moody’s Rating	Interest Rate		Maturity Date	Principal Amount (000)		Value
LONG-TERM INVESTMENTS 92.2%
ASSET BACKED SECURITIES 1.1%
Centurion CDO VII Ltd., Ser. 2004-7A, Cl. D1	Ba2	12.09%		1/30/16	$5,000		$5,000,000
CSAM Funding Corp. I, Sub. Notes, Cl. D-2	Ba2	8.02	(j)	3/29/16	7,000		5,460,000
Landmark Ltd., Ser. 2004, Cl. B-2L	NR	1.00		12/15/16	3,500		3,500,000
Liberty Square Ltd., Ser. 2001-2A, Cl. D (cost $3,730,968; purchased 5/23/01)	Ba3	8.36	(j)	6/15/13	3,462	(b)	1,176,993
Octagon Investment Partners III, Sr. Sec’d. Notes (cost $5,000,000; purchased 12/7/99)	Ba3	8.13	(j)	12/14/11	5,000	(b)	4,140,750
Stanfield/RMF Transatlantic Ltd., Sr. Notes, Ser. D-1 (cost $5,000,000; purchased 4/19/00)	Caa3	7.70	(j)	4/15/15	5,000	(b)	1,500,000

Total asset backed securities (cost $ 28,908,779)							20,777,743

CORPORATE BONDS 87.6%
Aerospace/Defense 1.9%
Alliant Techsystems, Inc., Sr. Sub. Notes	B2	8.50		5/15/11	2,955		3,220,950
Argo-Tech Corp., Sr. Notes	B3	9.25		6/1/11	1,230		1,319,175
BE Aerospace, Inc.
Sr. Sub. Notes, Ser. B	Caa3	8.00		3/1/08	1,550		1,530,625
Sr. Sub. Notes, Ser. B	Caa3	8.875		5/1/11	4,790	(g)	4,849,875
Esterline Technologies Corp., Sr. Sub. Notes	B1	7.75		6/15/13	1,000		1,070,000
K&F Industries, Inc.,
Sr. Sub. Notes	B3	9.625		12/15/10	6,000		6,675,000
Sr. Sub. Notes, Ser. B	B3	9.25		10/15/07	3,570		3,636,938
L-3 Communications Corp., Sr. Sub. Notes	Ba3	7.625		6/15/12	7,500		8,250,000
Sequa Corp., Sr. Notes, Ser. B	B1	8.875		4/1/08	3,775		4,095,875
Standard Aero Holdings, Inc.	Caa1	8.25		9/1/14	2,740		2,835,900

							37,484,338

Building & Construction 2.0%
Ainsworth Lumber Co. Ltd. (Canada)
Sr. Notes	B2	5.667	(j)	10/1/10	1,500	(g)(i)	1,515,000
Sr. Notes	B2	7.25		10/1/12	2,675	(i)	2,701,750
Sr. Notes	B2	6.75		3/15/14	4,955	(i)	4,769,187
American Standard, Inc., Gtd. Notes	Ba2	7.375		4/15/05	5,000		5,100,000
D.R. Horton, Inc.,
Sr. Gtd. Notes	Ba1	8.00		2/1/09	4,565		5,181,275
Sr. Notes	Ba1	7.50		12/1/07	2,000		2,200,000
Sr. Notes	Ba1	8.50		4/15/12	4,375		4,943,750
KB Home, Sr. Sub. Notes	Ba2	8.625		12/15/08	6,325	(g)	7,115,625
New Millenium Homes LLC	NR	Zero		12/31/07	1,854	(d)(f)	1,112,400
THL Buildco, Inc., Sr. Sub. Notes	B3	8.50		9/1/14	4,525		4,739,938

							39,378,925

Cable 5.1%
Avalon Cable Holdings LLC, Sr. Disc. Notes	Caa1	11.875		12/1/08	2,779		2,911,239
Callahan Nordrhein Westfalen (Germany),
Sr. Disc. Notes, Zero Coupon (until 07/15/05)	Ca	16.00		7/15/10	15,000	(e)(i)	675,000
Sr. Notes	Ca	14.00		7/15/10	6,900	(e)(i)	483,000
Charter Communications Holdings II, Sr. Notes	Caa1	10.25		9/15/10	3,000	(g)	3,063,750
Charter Communications Holdings LLC,
Sr. Disc. Notes, Zero Coupon (until 5/15/06)	Ca	Zero		5/15/11	3,000		1,860,000
Sr. Notes	Ca	10.00		4/1/09	1,500	(g)	1,215,000
Sr. Notes	Ca	10.75		10/1/09	2,700		2,214,000
Sr. Notes	Ca	9.625		11/15/09	7,250	(g)	5,709,375
Sr. Notes	Ca	10.25		1/15/10	8,200	(g)	6,580,500
Sr. Notes	Ca	11.125		1/15/11	9,000		7,290,000
Sr. Notes	Ca	10.00		5/15/11	5,370	(g)	4,134,900
Charter Communications Operating LLC,
Sr. Notes	B2	8.00		4/30/12	3,500		3,491,250

Dryden High Yield Fund, Inc.

Schedule of Investments as of September 30, 2004 (Unaudited) Cont’d.

Description	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value
Sr. Notes	B2	8.375	4/30/14	4,000	(g)	3,975,000
CSC Holdings, Inc.
Deb.	B1	7.625	7/15/18	910	(d)	928,200
Sr. Notes	B1	7.875	12/15/07	4,050		4,298,063
Sr. Notes, Ser. B	B1	8.125	7/15/09	1,300		1,381,250
DirecTV Holdings, Sr. Notes	B1	8.375	3/15/13	6,940	(g)	7,894,250
Echostar DBS Corp.,
Sr. Notes	Ba3	10.375	10/1/07	25,410		26,728,271
Sr. Notes	Ba3	9.125	1/15/09	7,197	(g)	8,006,662
Sr. Notes	Ba3	6.625	10/1/14	6,000		5,962,500

						98,802,210

Chemicals 4.3%
BCP Caylux Holdings SCA (Luxembourg), Sr.
Sub. Notes	B3	9.625	6/15/14	2,040	(g)(i)	2,203,200
Equistar Chemicals LP,
Gtd. Notes	B2	10.125	9/1/08	2,490		2,807,475
Notes	B+(a)	6.50	2/15/06	1,400		1,435,000
Sr. Notes	B2	10.625	5/1/11	3,030	(g)	3,454,200
Hercules, Inc., Sr. Sub. Notes	Ba3	6.75	10/15/29	3,920		3,998,400
HMP Equity Holdings Corp., Sr. Disc. Notes, Zero Coupon (until 11/15/04)	CCC+(a)	Zero	5/15/08	1,400		882,000
Huntsman Advanced Materials LLC, Sec’d. Notes	B2	11.00	7/15/10	675	(g)	783,000
Huntsman Co. LLC
Sr. Notes	B3	11.50	7/15/12	1,475	(g)	1,628,031
Sr. Sec’d. Notes	B2	11.625	10/15/10	3,130	(g)	3,622,975
Huntsman International LLC, Sr. Sub. Notes	Caa1	10.125	7/1/09	3,531		3,707,550
IMC Global, Inc.,
Gtd. Notes	B1	11.25	6/1/11	1,600		1,888,000
Sr. Notes	B1	10.875	8/1/13	2,700		3,408,750
Sr. Notes, Ser. B	B1	10.875	6/1/08	3,675		4,455,938
ISP Chemco, Inc., Sr. Sub. Notes, Ser. B	B1	10.25	7/1/11	3,370		3,757,550
Lyondell Chemical Co.,
Gtd. Notes	B1	10.50	6/1/13	1,010	(g)	1,166,550
Sr. Sec’d. Notes, Ser. B	B1	9.875	5/1/07	6,053		6,393,481
Nalco Co.
Sr. Notes	B2	7.75	11/15/11	1,950		2,067,000
Sr. Sub. Notes	Caa1	8.875	11/15/13	7,350	(g)	7,901,250
OM Group, Inc., Sr. Sub. Notes	Caa1	9.25	12/15/11	6,185		6,447,863
Rhodia SA (France)
Sr. Notes	B3	10.25	6/1/10	8,450	(g)	8,745,750
Sr. Sub. Notes	Caa1	8.875	6/1/11	6,000	(g)	5,220,000
Rockwood Specialties, Inc., Sr. Sub. Notes	B3	10.625	5/15/11	3,800		4,180,000
Westlake Chemical Corp., Sr. Notes	Ba2	8.75	7/15/11	3,546		3,980,385

						84,134,348

Consumer Products & Services 1.1%
Coinmach Corp., Sr. Notes	B2	9.00	2/1/10	7,945		8,242,937

Dryden High Yield Fund, Inc.

Schedule of Investments as of September 30, 2004 (Unaudited) Cont’d.

Description	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value
Dimon, Inc., Sr. Notes	Ba3	9.625	10/15/11	3,150		3,323,250
Kindercare Learning Centers, Inc., Sr. Sub. Notes	B3	9.50	2/15/09	6,296		6,382,570
Levi Strauss & Co., Sr. Notes	Ca	12.25	12/15/12	3,075	(g)	3,251,813

						21,200,570

Containers 4.4%
Anchor Glass Container Corp., Sec’d. Notes	B2	11.00	2/15/13	4,800		5,472,000
Berry Plastics Corp., Gtd. Notes	B3	10.75	7/15/12	7,025		7,938,250
Crown Cork & Seal Finance PLC (United Kingdom)	B3	7.00	12/15/06	12,350	(g)(i)	12,720,500
Crown European Holdings SA (France), Sec’d. Notes	B1	9.50	3/1/11	6,250	(g)(i)	6,968,750
Graham Packaging Co., Inc.
Sr. Notes	Caa1	8.50	10/15/12	1,550		1,581,000
Sr. Sub. Notes	Caa2	9.875	10/15/14	4,050		4,146,188
Graham Packaging Holdings Co.,
Sr. Disc. Notes	Caa2	10.75	1/15/09	10,675		11,102,000
Sr. Sub. Notes, Ser. B	Caa1	8.75	1/15/08	6,850		7,064,062
Greif Brothers Corp., Sr. Sub. Notes	B2	8.875	8/1/12	8,550		9,533,250
Owens-Brockway Glass Container,
Gtd. Notes	B2	7.75	5/15/11	7,730	(g)	8,232,450
Sec’d. Notes	B2	8.75	11/15/12	5,785		6,421,350
Portola Packaging, Inc., Sr. Notes	B2	8.25	2/1/12	975	(g)	765,375
Silgan Holdings, Inc., Sr. Sub. Notes	B1	6.75	11/15/13	3,300		3,366,000

						85,311,175

Energy 8.4%
AmeriGas Partners & Eagle, Sr. Notes, Ser. B	B2	8.875	5/20/11	4,600		5,071,500
Chesapeake Energy Corp.
Sr. Notes	Ba3	7.00	8/15/14	2,650		2,802,375
Sr. Notes	Ba3	6.875	1/15/16	4,925		5,146,625
Edison Mission Energy,
Sr. Notes	B1	7.73	6/15/09	8,115	(g)	8,520,750
Sr. Notes	B1	9.875	4/15/11	1,250	(g)	1,456,250
El Paso Corp., Sr. Notes	Caa1	7.00	5/15/11	10,750	(g)	10,373,750
El Paso Energy Partners LP, Sr. Sub. Notes	BB-(a)	8.50	6/1/11	519		583,226
El Paso Production Holding Co., Sr. Notes	B3	7.75	6/1/13	6,875		6,892,188
Empresa Nacional de Electricidad SA (Chile),
Notes	Ba2	8.35	8/1/13	8,765	(g)(i)	9,783,975
Notes	Ba2	8.625	8/1/15	5,650	(i)	6,458,549
Encore Acquisition Co., Sr. Sub. Notes	B2	6.25	4/15/14	2,100		2,100,000
Ferrellgas Partner LP, Sr. Notes	B2	8.75	6/15/12	2,590		2,849,000
Forest Oil Corp., Sr. Notes	Ba3	8.00	6/15/08	2,360		2,607,800
Gazprom
Notes	NA	10.50	10/21/09	1,980		2,291,850
Notes	BB-(a)	9.625	3/1/13	5,000		5,550,000
GulfTerra Energy Partners, L.P., Sr. Notes	BB(a)	6.25	6/1/10	2,600		2,873,000

Dryden High Yield Fund, Inc.

Schedule of Investments as of September 30, 2004 (Unaudited) Cont’d.

Description	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value
Hanover Compressor Co., Sr. Notes	B3	8.625	12/15/10	2,075	(g)	2,251,375
Hanover Equipment Trust, Sec’d. Notes, Ser. B	B2	8.75	9/1/11	7,325	(g)	8,002,562
Houston Exploration Co., Sr. Sub. Notes	B2	7.00	6/15/13	2,350		2,461,625
Magnum Hunter Resources, Inc., Sr. Notes	B2	9.60	3/15/12	460		519,800
Newfield Exploration Co., Sr. Sub Notes	Ba3	6.625	9/1/14	4,450		4,639,125
Pacific Energy Partners Finance, Sr. Notes	Ba2	7.125	6/15/14	2,700		2,922,750
Parker & Parsley Petroleum Co., Sr. Notes	Baa3	8.875	4/15/05	2,000		2,063,144
Parker Drilling Co., Sr. Notes, Ser. B	B2	10.125	11/15/09	1,886		2,001,518
Plains All American Pipeline LP, Gtd. Notes	Baa3	7.75	10/15/12	1,120		1,316,727
Premcor Refining Group, Inc.,
Sr. Notes	Ba3	6.75	2/1/11	3,000		3,195,000
Sr. Notes	Ba3	9.50	2/1/13	6,550	(g)	7,712,625
Sr. Notes	Ba3	6.75	5/1/14	390	(g)	403,650
Sr. Sub. Notes	B2	7.75	2/1/12	2,875	(g)	3,133,750
Stone Energy Corp., Sr. Sub. Notes	B2	8.25	12/15/11	2,000		2,155,000
Teco Energy, Inc., Sr. Notes	Ba2	7.50	6/15/10	1,000		1,080,000
Tennessee Gas Pipeline Co.,
Deb.	B1	7.00	3/15/27	4,355		4,572,750
Deb.	B1	7.00	10/15/28	3,200	(g)	3,040,000
Deb.	B1	7.625	4/1/37	8,615	(g)	8,571,925
TransMontaigne, Inc., Sr. Sub. Notes	B3	9.125	6/1/10	1,890		2,121,525
UtiliCorp Finance Corp., Sr. Notes (Canada)	B2	7.75	6/15/11	840	(i)	856,800
Vintage Petroleum, Inc.,
Sr. Notes	Ba3	8.25	5/1/12	2,960		3,293,000
Sr. Sub. Notes	B1	7.875	5/15/11	1,750		1,872,500
Williams Cos., Inc.,
Notes	B3	7.125	9/1/11	10,275	(g)	11,276,812
Notes	B3	8.125	3/15/12	6,110	(g)	7,041,775

						161,866,576

Food/Beverages/Bottling 2.2%
Agrilink Foods, Inc., Sr. Sub. Notes	B3	11.875	11/1/08	1,558		1,628,110
Ahold Finance USA, Inc. (Netherlands), Notes	Ba3	8.25	7/15/10	1,840	(i)	2,074,600
Carrols Corp., Sr. Sub. Notes	B3	9.50	12/1/08	6,030		6,180,750
Del Monte Corp., Sr. Sub. Notes	B2	8.625	12/15/12	4,400	(g)	4,895,000
Delhaize America, Inc., Gtd. Notes	Ba1	8.125	4/15/11	11,695	(g)	13,355,971
Dole Food Co., Inc.
Gtd. Notes	B2	7.25	6/15/10	2,150		2,219,875
Sr. Notes	B2	8.625	5/1/09	7,100		7,739,000
Iowa Select Farms LP, Sec’d. Notes, PIK	NR	6.50	12/1/12	679		468,274
Smithfield Foods, Inc.,
Sr. Notes	Ba2	8.00	10/15/09	405		446,512
Sr. Notes	Ba2	7.75	5/15/13	3,750		4,068,750
Specialty Foods Acquisition Corp., Sr. Sec’d.
Disc. Deb.	NR	1.00	6/15/09	460	(d)(f)	5

						43,076,847

Dryden High Yield Fund, Inc.

Schedule of Investments as of September 30, 2004 (Unaudited) Cont’d.

Description	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value
Gaming 5.4%
Argosy Gaming Co.
Sr. Sub. Notes	Ba3	9.00	9/1/11	2,310		2,592,975
Sr. Sub. Notes	B1	7.00	1/15/14	3,875		3,996,094
Aztar Corp.
Sr. Sub. Notes	Ba3	9.00	8/15/11	400		443,000
Sr. Sub. Notes	Ba3	7.875	6/15/14	3,000		3,180,000
Boyd Gaming Corp.
Sr. Sub. Notes	B1	8.75	4/15/12	2,800	(g)	3,122,000
Sr. Sub. Notes	B1	6.75	4/15/14	1,325		1,348,188
Circus Circus Enterprises, Inc., Notes	Ba2	6.45	2/1/06	2,925		3,012,750
Isle of Capri Casinos, Inc.
Sr. Sub. Notes	B2	9.00	3/15/12	910		1,010,100
Sr. Sub. Notes	B2	7.00	3/1/14	2,650	(g)	2,663,250
Kerzner International Ltd. (Bahamas), Gtd. Notes	B2	8.875	8/15/11	7,525	(i)	8,249,281
Mandalay Resort Group, Sr. Notes	Ba2	9.50	8/1/08	3,500	(g)	4,025,000
MGM Mirage, Inc.,
Gtd. Notes	Ba2	9.75	6/1/07	10,300		11,445,875
Gtd. Notes	Ba1	6.00	10/1/09	10,350		10,492,312
Sr. Notes	Ba1	6.00	10/1/09	8,760		8,880,450
Mohegan Tribal Gaming Authority,
Sr. Sub. Notes	Ba3	6.375	7/15/09	3,765		3,906,187
Sr. Sub. Notes	Ba3	8.00	4/1/12	2,810		3,105,050
Park Place Entertainment Corp.,
Sr. Notes	Ba1	8.50	11/15/06	1,275		1,404,094
Sr. Sub. Notes	Ba2	7.875	12/15/05	3,500		3,683,750
Sr. Sub. Notes	Ba2	9.375	2/15/07	2,100		2,341,500
Sr. Sub. Notes	Ba2	8.875	9/15/08	2,240		2,553,600
Sr. Sub. Notes	Ba2	7.875	3/15/10	1,855		2,096,150
Sr. Sub. Notes	Ba2	8.125	5/15/11	3,800	(g)	4,389,000
Station Casinos, Inc., Sr. Notes	Ba3	6.00	4/1/12	4,500		4,612,500
Venetian Casino Resort LLC, Gtd. Notes	B2	11.00	6/15/10	11,060		12,801,950

						105,355,056

Healthcare 6.9%
Alliance Imaging, Inc., Sr. Sub. Notes	B3	10.375	4/15/11	7,350	(g)	7,983,937
Fresenius Med. Care Capital Trust, Gtd. Notes	Ba2	7.875	6/15/11	110		122,100
HCA, Inc.
Deb.	Ba1	7.50	11/15/95	1,500		1,449,606
Notes	Ba1	8.85	1/1/07	4,632		5,081,531
Notes	Ba1	8.70	2/10/10	2,650		3,054,525
Notes	Ba1	8.75	9/1/10	1,500		1,758,279
Notes	Ba1	9.00	12/15/14	3,000		3,652,791
Notes	Ba1	7.69	6/15/25	1,090		1,155,350
HEALTHSOUTH Corp., Sr. Notes	NR	8.50	2/1/08	9,825	(g)	9,972,375
Iasis Healthcare Capital Corp. LLC, Sr. Sub. Notes	B3	8.75	6/15/14	2,000		2,095,000

Dryden High Yield Fund, Inc.

Schedule of Investments as of September 30, 2004 (Unaudited) Cont’d.

Description	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value
Inverness Medical Innovations, Inc., Sr. Sub. Notes	Caa1	8.75	2/15/12	5,750		5,778,750
Magellan Health Servics, Inc., Sr. Notes, Ser. A	B3	9.375	11/15/08	8,115		8,784,837
Mariner Health Care, Inc., Sr. Sub. Notes	B3	8.25	12/15/13	5,810		6,245,750
Medco Health Solutions, Inc., Sr. Notes	Ba1	7.25	8/15/13	1,570	(g)	1,750,029
Medical Device Manufacturing, Inc.	Caa1	10.00	7/15/12	5,800		6,148,000
Medquest, Inc., Gtd. Notes, Ser. B	B3	11.875	8/15/12	7,725		8,806,500
NeighborCare, Inc., Sr. Sub. Notes	Ba3	6.875	11/15/13	1,960		2,038,400
Omega Healthcare Investors, Inc. Notes	B1	6.95	8/1/07	7,225		7,477,875
Sr. Notes	B1	7.00	4/1/14	2,100		2,131,500
Res-Care, Inc., Sr. Notes	B2	10.625	11/15/08	6,725		7,263,000
Select Medical Corp.,
Sr. Sub. Notes	B2	9.50	6/15/09	3,690		4,012,875
Sr. Sub. Notes	B2	7.50	8/1/13	645		677,250
Senior Housing Trust, Sr. Notes	Ba2	8.625	1/15/12	3,675		4,088,438
Service Corp. Int’l., Notes	B1	6.50	3/15/08	6,195		6,450,544
Sr. Notes	B1	6.00	12/15/05	870		893,925
Tenet Healthcare Corp.,
Sr. Notes	B3	6.375	12/1/11	1,850	(g)	1,660,375
Sr. Notes	B3	6.50	6/1/12	2,400		2,148,000
Sr. Notes	B3	9.875	7/1/14	3,500	(g)	3,657,500
Vanguard Health Holding Co. II, Sr. Sub. Notes	Caa1	9.00	10/1/14	5,000		5,012,500
Ventas Realty LP,
Sr. Notes	Ba3	8.75	5/1/09	4,000	(g)	4,460,000
Sr. Notes	Ba3	9.00	5/1/12	6,525		7,438,500

						133,250,042

Industrials/Services 6.1%
Allied Waste of North America, Inc., Gtd. Notes, Ser. B	Ba3	8.50	12/1/08	4,785	(g)	5,191,725
Sr. Notes	Ba3	6.125	2/15/14	5,690	(g)	5,305,925
Sr. Notes, Ser. B	Ba3	5.75	2/15/11	9,890		9,395,500
Sr. Notes, Ser. B	Ba3	9.25	9/1/12	2,000	(g)	2,225,000
AMSTED Industries, Inc., Sr. Notes	B3	10.25	10/15/11	4,200		4,620,000
Case New Holland, Inc., Sr. Notes	Ba3	9.25	8/1/11	7,825		8,764,000
Collins & Aikman Products Co.
Sr. Notes	B2	10.75	12/31/11	1,600	(g)	1,600,000
Sr. Sub. Notes	B3	12.875	8/15/12	1,550	(g)	1,429,875
Flowserve Corp., Sr. Sub. Notes	B2	12.25	8/15/10	2,375		2,683,750
Great Lakes Dredge & Dock Co., Sr. Sub. Notes	Caa2	7.75	12/15/13	1,045		903,925
Invensys PLC (United Kingdom), Sr. Notes	B3	9.875	3/15/11	6,740	(i)	6,908,500
Iron Mountain, Inc., Sr. Sub. Notes	B3	8.625	4/1/13	6,075		6,591,375
Johnsondiversey Holdings, Inc.
Sr. Disc. Notes	B3	Zero	5/15/13	4,610	(g)	3,803,250
Sr. Sub. Notes, Ser. B	B2	9.625	5/15/12	900		1,008,000

Dryden High Yield Fund, Inc.

Schedule of Investments as of September 30, 2004 (Unaudited) Cont’d.

Description	Moody’s Rating	Interest Rate		Maturity Date	Principal Amount (000)		Value
Manitowoc Co., Inc., Gtd. Notes	B2	10.50		8/1/12	9,025	(g)	10,401,312
Motors & Gears, Inc., Sr. Notes	Caa1	10.75		11/15/06	1,435		1,327,375
Mueller Group, Inc., Sr. Sub. Notes	Caa1	10.00		5/1/12	2,545		2,748,600
Noteco Ltd. (United Kingdom)	NR	Zero		6/30/25	GBP1,249	(e)	2,124,519
Sensus Metering Systems, Inc., Sr. Sub. Notes	Caa1	8.625		12/15/13	3,075		3,136,500
SPX Corp., Sr. Notes	Ba3	7.50		1/1/13	2,530		2,571,113
Terex Corp.,
Sr. Sub. Notes	B3	10.375		4/1/11	10,830	(g)	12,237,900
Sr. Sub. Notes	B3	9.25		7/15/11	1,845		2,066,400
Thermadyne Holdings Corp., Sr. Sub. Notes	Caa1	9.25		2/1/14	3,900		3,792,750
Tyco Int’l. Group SA,
Gtd. Notes	Baa3	6.125		11/1/08	1,175		1,274,363
Gtd. Notes	Baa3	6.75		2/15/11	2,560		2,880,230
Notes	Baa3	2.75		1/15/18	1,250		1,751,562
Notes	Baa3	3.125		1/15/23	2,750	(g)	4,118,125
Sr. Notes	Baa3	6.375		2/15/06	1,200		1,254,515
United Rentals North America, Inc., Sr. Notes	B1	6.50		2/15/12	6,750		6,496,875

							118,612,964

Lodging 1.3%
Felcor Lodging LP, Sr. Notes	B1	5.84	(j)	6/1/11	1,765		1,782,650
Host Marriott LP
Sr. Notes	Ba3	7.00		8/15/12	6,500	(g)	6,841,250
Sr. Notes	Ba3	7.125		11/1/13	9,440	(g)	9,912,000
La Quinta Properties, Inc.	Ba3	8.875		3/15/11	5,950		6,664,000

							25,199,900

Lodging & Leisure 5.3%
AMC Entertainment, Inc., Sr. Sub. Notes	B3	8.00		3/1/14	2,750	(g)	2,585,000
Cinemark, Inc.
Sr. Disc. Notes	Caa1	Zero		3/15/14	2,000		1,375,000
Sr. Sub. Notes	B3	9.00		2/1/13	1,150		1,285,125
Felcor Lodging LP
Gtd. Notes	B1	9.00		6/1/11	4,825	(g)	5,307,500
Sr. Notes	B1	10.00		9/15/08	1,517		1,592,850
Felcor Suites LP, Gtd. Notes	B1	7.625		10/1/07	3,425	(g)	3,613,375
Hilton Hotels Corp., Sr. Notes	Baa3	7.50		12/15/17	6,695		7,665,775
HMH Properties, Inc., Gtd. Notes, Ser. B	Ba3	7.875		8/1/08	1,949		2,005,034
Host Marriott Corp.,
Gtd. Notes, Ser. E	Ba3	8.375		2/15/06	1,775		1,872,625
Gtd. Notes, Ser. I	Ba3	9.50		1/15/07	11,115	(g)	12,309,862
Intrawest Corp. (Canada)
Sr. Notes	B1	10.50		2/1/10	9,570	(i)	10,335,600
Sr. Notes	B1	7.50		10/15/13	2,275	(i)	2,357,469
ITT Corp.,
Deb.	Ba1	7.375		11/15/15	7,560		8,240,400
Notes	Ba1	6.75		11/15/05	7,365	(g)	7,622,775
La Quinta Inns, Inc., Sr. Notes	Ba3	7.40		9/15/05	1,200		1,237,500

Dryden High Yield Fund, Inc.

Schedule of Investments as of September 30, 2004 (Unaudited) Cont’d.

Description	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value
La Quinta Properties, Inc., Sr. Notes	Ba3	7.00	8/15/12	225		237,094
Meditrust Corp., Notes	Ba3	7.00	8/15/07	1,150		1,214,688
Royal Caribbean Cruises Ltd.,
Sr. Notes	Ba2	8.75	2/2/11	850		992,375
Sr. Notes	Ba2	6.875	12/1/13	8,625		9,185,625
Six Flags, Inc., Sr. Notes	B3	9.625	6/1/14	3,750	(g)	3,506,250
Starwood Hotels & Resorts Worldwide, Inc.,
Gtd. Notes	Ba1	7.375	5/1/07	10,500		11,313,750
Gtd. Notes	Ba1	7.875	5/1/12	2,390		2,703,687
Vail Resorts, Inc., Sr. Sub. Notes	B2	6.75	2/15/14	3,150		3,181,500

						101,740,859

Media 5.0%
Alliance Atlantis Communications, Inc. (Canada), Sr. Sub. Notes	B1	13.00	12/15/09	7,450	(i)	8,055,312
American Color Graphics, Inc., Sr. Notes	Caa1	10.00	6/15/10	4,675		3,599,750
American Media Operations, Inc., Notes, Ser. B	B2	10.25	5/1/09	220		231,550
CanWest Media, Inc. (Canada),
Gtd. Notes	B1	7.625	4/15/13	530	(i)	569,750
Sr. Sub. Notes	B2	10.625	5/15/11	5,600	(i)	6,370,000
Dex Media East LLC, Gtd. Notes	B2	12.125	11/15/12	7,160	(g)	8,914,200
Dex Media West LLC, Sr. Sub. Notes	B2	9.875	8/15/13	12,905		15,163,375
Dex Media, Inc., Notes	B3	8.00	11/15/13	2,645		2,777,250
Granite Broadcasting Corp., Sr. Sec’d. Notes	B3	9.75	12/1/10	3,920		3,626,000
Gray Television, Inc., Sr. Sub. Notes	B2	9.25	12/15/11	6,395		7,178,387
Medianews Group, Inc.,
Sr. Sub. Notes	B2	6.875	10/1/13	3,825	(g)	3,949,313
Sr. Sub. Notes	B2	6.375	4/1/14	3,175		3,127,375
Morris Publishing Group LLC, Sr. Sub. Notes	Ba3	7.00	8/1/13	1,460		1,469,125
Phoenix Color Corp., Sr. Sub. Notes	Caa2	10.375	2/1/09	1,000		960,000
Quebecor Media, Inc. (Canada), Sr. Disc. Notes, Zero Coupon (until 7/15/06)	B2	Zero	7/15/11	10,000	(i)	9,650,000
RH Donnelley Finance Corp. I, Sr. Sub. Notes	B2	10.875	12/15/12	5,675	(g)	6,880,938
Sinclair Broadcast Group, Inc., Sr. Sub. Notes	B2	8.75	12/15/11	4,100	(g)	4,448,500
Vertis, Inc.,
Gtd. Notes, Ser. B	B3	10.875	6/15/09	1,190		1,279,250
Sec’d. Notes	B2	9.75	4/1/09	7,750		8,331,250

						96,581,325

Metals & Mining 2.2%
AK Steel Corp.,
Gtd. Notes	B3	7.875	2/15/09	1,240		1,230,700
Gtd. Notes	B3	7.75	6/15/12	2,000		1,955,000
Arch Western Finance LLC, Sr. Notes	Ba2	7.50	7/1/13	2,420		2,601,500
Century Aluminum Co., Sr. Notes	B1	7.50	8/15/14	4,800		5,052,000
CSN Islands VII Corp., Gtd. Notes	B1	10.75	9/12/08	7,790		8,685,850

Dryden High Yield Fund, Inc.

Schedule of Investments as of September 30, 2004 (Unaudited) Cont’d.

Description	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value
Ispat Inland ULC, Sec’d.	B3	9.75	4/1/14	13,875		15,297,187
LTV Corp., Sr. Notes	Ca	11.75	11/15/09	7,100	(e)	710
Lukens, Inc., Sr. Notes	Ca	6.50	2/1/06	5,000	(e)	50
Peabody Energy Corp., Sr. Notes	Ba3	5.875	4/15/16	2,800		2,765,000
Russel Metals, Inc. (Canada), Sr. Notes	Ba3	6.375	3/1/14	1,000	(g)(i)	1,000,000
United States Steel LLC, Sr. Notes, Ser. B	B1	10.75	8/1/08	3,000	(g)	3,540,000

						42,127,997

Paper & Forest Products 2.5%
Abitibi-Consolidated, Inc. (Canada)
Debs.	Ba2	8.85	8/1/30	2,200	(i)	2,178,000
Notes	Ba2	5.25	6/20/08	2,300	(i)	2,228,125
Notes	Ba2	6.00	6/20/13	1,560	(g)(i)	1,435,200
Caraustar Industrials, Inc., Sr. Sub. Notes	Caa1	9.875	4/1/11	2,825	(g)	3,022,750
Cascades, Inc. (Canada), Sr. Notes	Ba1	7.25	2/15/13	2,200	(i)	2,304,500
Cellu Tissue Holdings, Inc., Sr. Sec’d. Notes	B2	9.75	3/15/10	5,000		5,075,000
Georgia-Pacific Corp.,
Deb.	Ba3	7.70	6/15/15	4,000	(g)	4,560,000
Deb.	Ba3	7.375	12/1/25	1,500		1,597,500
Gtd. Notes	Ba2	9.375	2/1/13	4,600	(g)	5,416,500
Notes	Ba3	7.50	5/15/06	1,600		1,692,000
Notes	Ba3	8.875	5/15/31	6,400		7,760,000
Millar Western Forest Products Ltd., Sr. Notes	B2	7.75	11/15/13	3,675		3,858,750
Tembec Industries, Inc.
Gtd. Notes	Ba3	8.625	6/30/09	600		615,000
Gtd. Notes	Ba3	8.50	2/1/11	550		574,750
Gtd. Notes	Ba3	7.75	3/15/12	5,780		5,808,900

						48,126,975

Retail & Supermarkets 3.2%
Asbury Automotive Group, Inc., Sr. Sub Notes	B3	8.00	3/15/14	2,800		2,758,000
AutoNation, Inc., Sr. Notes	Ba2	9.00	8/1/08	2,000		2,300,000
Dominos, Inc., Sr. Sub. Notes	B2	8.25	7/1/11	2,127		2,302,478
JC Penney Co., Inc.,
Deb.	Ba3	6.875	10/15/15	250		266,250
Deb.	Ba3	7.65	8/15/16	975		1,106,625
Deb.	Ba3	7.125	11/15/23	5,250	(g)	5,551,875
Deb.	Ba3	7.40	4/1/37	5,585		5,975,950
Notes	Ba3	8.00	3/1/10	3,650		4,156,437
Notes	Ba3	9.00	8/1/12	425		516,375
Jean Coutu Group, Inc. (Canada)
Sr. Sub. Notes	B2	7.625	8/1/12	350	(i)	356,125
Sr. Sub. Notes	B3	8.50	8/1/14	5,470	(g)(i)	5,428,975
Pantry, Inc., Sr. Sub. Notes	B3	7.75	2/15/14	4,285		4,349,275
Pathmark Stores, Inc., Gtd. Notes	B3	8.75	2/1/12	8,550		7,994,250
Rite Aid Corp., Sec’d. Notes	B2	8.125	5/1/10	4,575		4,803,750
Saks, Inc.

Dryden High Yield Fund, Inc.

Schedule of Investments as of September 30, 2004 (Unaudited) Cont’d.

Description	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value
Notes	Ba3	7.00	12/1/13	2,905		2,963,100
Notes	Ba3	7.375	2/15/19	1,835		1,835,000
Sonic Automotive, Inc., Sr. Sub. Notes	B2	8.625	8/15/13	5,500		5,816,250
Stater Brothers Holdings, Inc., Sr. Notes	B1	8.125	6/15/12	2,350		2,461,625

						60,942,340

Technology 2.6%
Amkor Technology, Inc., Sr. Notes	B1	7.125	3/15/11	2,700	(g)	2,214,000
Ampex Corp., Sec’d. Notes, PIK (cost $150,000; purchased 7/15/98)	NR	12.00	8/15/08	1,491	(b)	74,539
Avaya, Inc., Sr. Sec’d. Notes	B1	11.125	4/1/09	1,463		1,686,107
Celestica, Inc., Sr. Sub. Notes	Ba3	7.875	7/1/11	3,600	(g)	3,735,000
Flextronics Int’l., Ltd. (Singapore), Sr. Sub. Notes	Ba2	6.50	5/15/13	5,220	(g)(i)	5,337,450
Freescale Semiconductor, Inc., Sr. Notes	Ba2	7.125	7/15/14	2,660		2,766,400
Lucent Technologies, Inc., Notes	B2	5.50	11/15/08	2,245	(g)	2,245,000
Nortel Networks Corp. (Canada)	B3	4.25	9/1/08	3,070	(g)(i)	2,962,550
Nortel Networks Ltd. (Canada), Notes	B3	6.125	2/15/06	3,670	(g)(i)	3,743,400
ON Semiconductor Corp., Gtd. Notes	Caa1	13.00	5/15/08	2,137		2,393,440
Sanmina-SCI Corp., Gtd. Notes	Ba2	10.375	1/15/10	1,765		2,018,719
UGS Corp., Sr. Sub. Notes	B3	10.00	6/1/12	2,500		2,725,000
Unisys Corp., Sr. Notes	Ba1	7.25	1/15/05	4,900		4,955,125
Xerox Corp.
Sr. Notes	Ba2	6.875	8/15/11	9,500	(g)	9,927,500
Sr. Notes	Ba2	7.625	6/15/13	3,670		3,963,600

						50,747,830

Telecommunications 6.9%
Alamosa, Inc.
Sr. Notes	Caa1	11.00	7/31/10	3,663	(g)	4,148,348
Sr. Notes	Caa1	8.50	1/31/12	1,950		1,974,375
American Cellular Corp., Sr. Notes, Ser. B	B3	10.00	8/1/11	4,140		3,353,400
American Tower Corp., Sr. Notes	Caa1	9.375	2/1/09	2,767		2,933,020
AT&T Corp.
Sr. Notes	Ba1	8.05	11/15/11	10,146		11,350,838
Sr. Notes	Ba1	8.75	11/15/31	3,250		3,542,500
Bestel SA (Mexico), Sr. Disc. Notes	NR	12.75	5/15/05	4,850	(d)(e)(i)	727,500
Cincinnati Bell, Inc., Sr. Sub. Notes	B3	8.375	1/15/14	4,650	(g)	4,243,125
Citizens Communications Co., Notes	Ba3	9.25	5/15/11	2,960		3,256,000
Crown Castle International Corp.
Sr. Notes	B3	9.375	8/1/11	1,147		1,319,050
Sr. Notes	B3	10.75	8/1/11	5,520		6,141,000
Sr. Notes, Ser. B	B3	7.50	12/1/13	7,325		7,672,937
MCI, Inc., Sr. Notes	NR	6.688	5/1/09	7,675		7,396,781
Nextel Communications, Inc.,
Sr. Notes	Ba3	9.375	11/15/09	865	(d)(g)	915,819
Sr. Notes	Ba3	9.50	2/1/11	7,840	(d)	8,898,400
Sr. Notes	Ba3	5.95	3/15/14	2,000		1,960,000

Dryden High Yield Fund, Inc.

Schedule of Investments as of September 30, 2004 (Unaudited) Cont’d.

Description	Moody’s Rating	Interest Rate		Maturity Date	Principal Amount (000)		Value
Sr. Notes	Ba3	7.375		8/1/15	13,450	(d)(g)	14,458,750
Qwest Communications Int’l., Inc.,
Sr. Notes	B3	7.25		2/15/11	4,925	(g)	4,666,437
Sr. Notes	B3	7.50		2/15/14	3,485	(g)	3,197,488
Qwest Corp., Notes	Ba3	7.875		9/1/11	1,150		1,193,125
Qwest Services Corp., Notes	Caa1	14.00		12/15/10	19,506		22,773,255
Rogers Wireless Communications, Inc. (Canada),
Sr. Sec’d. Notes	Ba3	9.625		5/1/11	5,100	(g)(i)	5,686,500
Sr. Sec’d. Notes	Ba3	6.375		3/1/14	1,200	(i)	1,104,000
Tritel PCS, Inc., Sr. Sub. Notes	Baa2	10.375		1/15/11	2,755		3,143,573
Triton PCS, Inc., Gtd. Notes	B2	8.50		6/1/13	2,140		1,942,050
Ubiquitel Operating Co.
Sr. Notes	Caa1	9.875		3/1/11	1,400	(g)	1,457,750
Sr. Notes	Caa1	9.875		3/1/11	2,925		3,045,656
US Unwired, Inc., Sr. Sec’d. Notes, Ser. B	B2	6.13	(j)	6/15/10	1,850		1,896,250
Voicestream Wireless Corp., Sr. Notes	Ba2	10.375		11/15/09	0	(k)	156

							134,398,083

Tobacco 0.1%
North Atlantic Holding, Inc., Sr. Disc. Notes	Caa1	Zero		3/1/14	3,225		1,644,750

Transportation 2.3%
American Airlines, Inc., Certs., Ser. 91-A2	B3	10.18		1/2/13	2,000		1,315,900
AMR Corp.,
Deb.	Caa2	10.00		4/15/21	3,783		2,080,650
Notes	Caa2	10.40		3/10/11	4,450		2,492,000
ArvinMeritor, Inc., Notes	Ba1	8.75		3/1/12	10,420	(g)	11,540,150
Calair Capital LLC, Gtd. Sr. Notes	Caa2	8.125		4/1/08	2,980		2,413,800
Continental Airlines, Inc.,
Certs., Ser. 01-1	Ba1	7.373		6/15/17	1,367		1,072,032
Certs., Ser. 981B	Ba2	6.748		3/15/17	3,814		2,933,891
Certs., Ser.99-2	Ba2	7.566		3/15/20	2,168		1,677,081
Sr. Notes	Caa2	8.00		12/15/05	45		41,175
Delta Air Lines, Inc.,
Notes	Ca	8.30		12/15/29	5,555		1,305,425
Ser. 93-A2	Caa2	10.50		4/30/16	2,100		1,003,296
Holt Group, Inc., Sr. Notes	NR	9.75		1/15/06	8,120	(e)	20,300
Navistar International Corp., Sr. Notes, Ser. B	Ba3	9.375		6/1/06	2,875		3,083,438
Stena AB (Sweden),
Sr. Notes	Ba3	9.625		12/1/12	2,200	(i)	2,455,750
Sr. Notes	Ba3	7.50		11/1/13	4,900	(i)	4,906,125
TRISM, Inc., Sr. Sub. Notes	NR	12.00		2/15/05	435	(d)(e)	2,174
TRW Automotive, Sr. Notes	BB-(a)	9.375		2/15/13	4,082		4,663,685
Visteon Corp., Notes	Ba1	7.00		3/10/14	1,890	(g)	1,795,500

							44,802,372

Dryden High Yield Fund, Inc.

Schedule of Investments as of September 30, 2004 (Unaudited) Cont’d.

Description	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value
Utilities 8.4%
AES Corp.,
Sec’d. Notes	B1	8.75	5/15/13	3,755	(g)	4,233,763
Sr. Notes	B2	9.50	6/1/09	6,635	(g)	7,414,612
Sr. Notes	B2	9.375	9/15/10	9,475	(g)	10,671,219
AES Eastern Energy LP, Certs., Ser. A	Ba1	9.00	1/2/17	6,048		6,804,051
Allegheny Energy Supply Co., LLC	B3	8.25	4/15/12	2,045	(g)	2,259,725
Aquila, Inc.,, Sr. Notes	B2	9.95	2/1/11	7,213	(g)	7,934,300
Beaver Valley II Funding Corp., Deb.	Baa3	9.00	6/1/17	6,900		8,062,836
Calpine Corp.
Notes	Caa1	8.50	2/15/11	12,935	(g)	8,278,400
Sec’d. Notes	B(a)	8.75	7/15/13	7,850	(g)	5,926,750
Calpine Energy Finance (Canada), Gtd. Sr.
Notes	Caa1	8.50	5/1/08	1,300	(g)(i)	897,000
CMS Energy Corp.
Sr. Notes	B3	9.875	10/15/07	1,250		1,389,063
Sr. Notes	B3	7.50	1/15/09	5,670	(g)	5,939,325
Sr. Notes	B3	8.50	4/15/11	4,060	(g)	4,425,400
Dynegy Holdings, Inc.,
Sec’d. Notes	B3	10.125	7/15/13	10,885	(g)	12,517,750
Sr. Notes	Caa2	6.875	4/1/11	1,895	(g)	1,804,987
Homer City Funding LLC, Gtd. Notes	Ba2	8.137	10/1/19	1,980		2,197,800
Midland Funding II Corp.,
Deb.	Ba3	11.75	7/23/05	1,277		1,352,376
Deb.	Ba3	13.25	7/23/06	13,135		14,835,707
Midwest Generation LLC
Certs., Ser. A	B1	8.30	7/2/09	4,855		5,097,750
Sec’d.	B1	8.75	5/1/34	3,025		3,297,250
Mirant Corp., Sr. Notes	Ca	7.40	7/15/49	2,600	(e)	1,638,000
Mission Energy Holding Co., Sec’d. Notes	B3	13.50	7/15/08	4,405		5,572,325
Nevada Power Co., Gen. & Ref. Mtg. Bkd., Ser A	Ba2	8.25	6/1/11	2,465		2,760,800
NRG Energy, Inc., Sec’d. Notes	B2	8.00	12/15/13	12,020	(g)	12,876,425
Orion Power Holdings, Inc., Sr. Notes	B2	12.00	5/1/10	6,235		7,793,750
Reliant Energy Mid-Atlantic, Inc., Certs., Ser. C	B1	9.681	7/2/26	3,600		3,958,066
Reliant Resources, Inc., Sec’d. Notes	B1	9.50	7/15/13	8,015	(g)	8,706,294
Sierra Pacific Power Co., Ser. A	Ba2	8.00	6/1/08	2,040		2,223,600
Sierra Pacific Resources, Sr. Notes	B2	8.625	3/15/14	2,165		2,349,025
York Power Funding (Cayman Islands), Sr. Sec’d. Notes, (cost $2,286,886; purchased 7/31/98)	D(a)	12.00	10/30/07	1,993	(b)(e)(f)(i)	196,289

						163,414,638

Total corporate bonds (cost $1,640,342,135)						1,698,200,120

Dryden High Yield Fund, Inc.

Schedule of Investments as of September 30, 2004 (Unaudited) Cont’d.

Description	Moody’s Rating	Interest Rate		Maturity Date	Principal Amount (000)		Value
SOVEREIGN BONDS 0.4%
Republic of Brazil,
Notes	B1	7.72	(j)	6/29/09	1,300	(g)(i)	1,422,200
Notes	B1	8.25		1/20/34	2,375	(g)(i)	2,117,312
Republic of Colombia, Notes	Ba2	10.00		1/23/12	2,781	(g)(i)	3,081,348

Total sovereign bonds (cost $ 6,256,415)							6,620,860

					Shares
COMMON STOCKS 1.1%
AmeriKing, Inc.					50	(c)(f)	0
Birch Telecom					31,304	(c)(f)	313
Classic Communications, Inc.					3,000	(c)(f)	30
Color Spot Nurseries, Inc.					57,197	(c)(f)	228,788
Firearms Training Systems, Inc.					122,000	(c)	89,060
GenTek, Inc.					30,418	(c)	1,218,241
IMPSAT Fiber Networks, Inc.					118,952	(c)	620,335
International Wireless Communications					386,756	(c)(f)	38,676
Kaiser Group Holdings, Inc.					21,359	(c)	547,858
Link Energy LLC					20,000	(c)	1,000
Nextel Communications, Inc., Cl. A					50,000	(c)(d)(g)	1,192,000
NTL, Inc.					12,881	(c)(g)	799,524
Peachtree Cable Assoc. Ltd.					31,559	(c)(f)	56,791
Premier Cruise Ltd.					962,763	(c)(f)	963
PSF Holdings Group, Inc.					9,517	(c)(f)	14,275,755
Samuels Jewelers, Inc.					23,425	(c)	351
Specialty Foods Acquisition Corp.					25	(c)(d)(f)	0
Star Gas Partners LP					440		9,640
Stellex Technologies, Inc.					214	(c)(f)	0
Sterling Chemicals, Inc.					159	(c)	3,737
TRISM, Inc.					27,543	(c)(d)	344
UnitedGlobalCom, Inc., Cl. A					354,217	(c)(g)	2,646,001
Walter Industries, Inc.					4,274		68,469
WKI Holding Co., Inc.					20,225	(c)(f)	20
York Research Corp.					15,105	(c)	2

Total common stocks (cost $ 77,821,585)							21,797,898

PREFERRED STOCKS 1.9%
Building & Construction
New Millenium Homes LLC, Ser. A					2,000	(d)(f)	20

Cable
Adelphia Communications Corp., 13.00%					20,000		120,000
TVN Entertainment, Ser. A, 14.00%					761,361		304,544

							424,544

Dryden High Yield Fund, Inc.

Schedule of Investments as of September 30, 2004 (Unaudited) Cont’d.

Description		Shares		Value
Food/Beverages/Bottling
AmeriKing, Inc., 13.00%		1,619		2

Industrials/Services 0.8%
Eagle-Picher Holdings, Inc., 11.75%		1,530		13,808,250
Kaiser Group Holdings, Inc., 7.00%, PIK		8,640		468,720

				14,276,970

Media 0.9%
Paxon Communications Corp., 13.25%		1,597		12,017,425
Primedia, Inc., Ser. D. 10.00%		59,945		5,544,912
PTV, Inc., Ser. A		10		53

				17,562,390

Technology 0.2%
Xerox Corp., 6.25%		28,520		3,629,170

Telecommunications
McLeodUSA, Inc., Ser. A, 2.50%		78,235		195,587
World Access, Inc., 13.25%		4,663	(f)	5

				195,592

Total preferred stocks (cost $60,917,435)				36,088,688

	Expiration Date	Warrants
WARRANTS(c) 0.1%
Aladdin Gaming	3/1/10	30,000		3
Allegiance Telecom, Inc.	2/3/08	14,200		1
Asia Pulp & Paper Ltd. (Indonesia)	3/15/05	3,705		0
Bell Technology Group Ltd.	5/1/05	8,500		1
Bestel SA (Mexico)	5/15/05	12,000	(d)	1
GenTek, Inc.	10/31/08	30,529		90,061
GenTek, Inc.	10/31/08	14,910		66,349
GT Group Telecom, Inc. (Canada)	2/1/10	8,610		9
HF Holdings, Inc.	9/27/09	4,375	(f)	4
ICG Communications, Inc.	9/15/05	127,809		1,278
McLeodUSA, Inc.	4/16/07	173,364		19,070
Price Communications Corp.	8/1/07	17,200		720,250
Star Choice Communications (Canada)	12/15/05	124,485		779,276
Sterling Chemicals, Inc.	8/15/08	5,450		1
Tellus Corp. (Canada)	9/15/05	108,785		998,646
Verado Holdings, Inc.	4/15/08	4,075		2,445
Versatel Telecom Int’l. NV (Netherlands)	5/15/08	10,000		1
Viasystems Group, Inc.	1/31/10	166,335	(f)	17
Wam!Net, Inc.,	3/1/05	22,500		225
XM Satellite Radio, Inc.	3/15/10	345		4

Dryden High Yield Fund, Inc.

Schedule of Investments as of September 30, 2004 (Unaudited) Cont’d.

Description
Total warrants (cost $ 4,926,297)					2,677,642

Total long-term investments (cost $1,819,172,646)					1,786,162,951

	Interest Rate	Maturity Date	Principal Amount (000)
SHORT-TERM INVESTMENTS 25.8%
CORPORATE BONDS 0.4%
Gemstone Investor Ltd., Sr. Notes	7.71%	10/31/04	5,300	(g)	5,313,250
US Healthworks, Inc., Sr. Disc. Notes	17.00	10/15/04	2,044	(f)	2,044,471

Total corporate bonds (cost $7,226,237)					7,357,721

			Shares
MONEY MARKET FUND 25.4%
Dryden Core Investment Fund-Taxable Money Market Series (h) (cost $ 492,942,612)			492,942,612		492,942,612

Total short-term investments (cost $500,168,849)					500,300,333

Total Investments 118.0% (cost $ 2,319,341,495(l))					2,286,463,284
Liabilities in excess of other assets (18.0%)					(348,699,706)

Net Assets 100.0%					$1,937,763,578

(a)	Standard & Poor’s rating.

(b)	Indicates a restricted security; the aggregate cost of such securities is $16,167,854. The aggregate value of $7,088,571 is approximately 0.3% of net assets.

(c)	Non-income producing security.

(d)	Consists of more than one class of securities traded together as a unit; generally bonds with attached stock or warrants.

(e)	Represents issuer in default on interest payments; non-income producing security.

(f)	Fair valued security.

(g)	Portion of securities on loan with an aggregate market value of $345,724,987; cash collateral of $364,990,700 was received with which the portfolio purchased securities.

(h)	Represents security purchased, or portion thereof, purchased with cash collateral received for securities on loan.

(i)	US$ denominated foreign bonds.

(j)	Floating rate bond. The coupon is indexed to a floating interest rate. The rate shown is the rate at September 30, 2004.

(k)	Less than $500 principal amount held.

(l)	The United States federal income tax basis of the Fund’s investments and the unrealized appreciation as of September 30, 2004 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Depreciation
2,324,188,127	133,124,289	170,849,132	37,724,843

The difference between book basis and tax basis was attributable to deferred losses on wash sales.

GBP – Great Britain Pounds

LLC – Limited Liability Company.

LP – Limited Partnership.

PIK – Payment-in-kind

NR – Not Rated by Moody’s or Standard & Poor’s.

The Fund’s current Prospectus contains a description of Moody’s and Standard & Poor’s ratings.

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence if an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (NOCP) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI or Manager”), in consultation with the subadvisers; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Corporate bonds (other than convertible debt securities) and U.S. government securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Adviser in consultation with the Manager to be over-the-counter, are valued by a independent pricing agent or more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer). Convertible debt securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Adviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or at the mean between the last reported bid and asked prices (or at the last bid price in the absence of an asked price) provided by more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer).

Securities for which market quotations are not readily available, or whose values have been effected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Market value of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than sixty days are valued at current market quotations.

The Fund invests in the Taxable Money Market Series (the “Series”), a portfolio of Dryden Core Investment Fund pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Dryden High Yield Fund, Inc.

By (Signature and Title)*	/s/ DEBORAH A. DOCS
Deborah A. Docs Secretary of the Fund

Date November 23, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JUDY A. RICE
Judy A. Rice President and Principal Executive Officer

Date November 23, 2004

By (Signature and Title)*	/s/ GRACE C. TORRES
Grace C. Torres Treasurer and Principal Financial Officer

Date November 23, 2004

*	Print the name and title of each signing officer under his or her signature.